Income Taxes, Change in Unrecognized Tax Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 5,500	$ 4,921
Additions:
For tax positions related to the current year	279	579
For tax positions related to prior years	255	301
Reductions:
For tax positions related to prior years	(358)	(111)
Lapse of statute of limitations	(75)	(148)
Settlements with tax authorities	(596)	(42)
Balance at end of year	$ 5,005	$ 5,500